Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Related Party Transactions [Abstract]
Net sales to affiliates	$ 0.8	$ 0.4		$ 1.4	$ 5.5	$ 9.1	$ 6.8	$ 147.0
Due from Affiliate, Current	8.1			8.1		14.1	89.1		26.3
Due to Affiliate, Current	10.9			10.9		106.8	102.0
Due from Affiliate, Noncurrent						18.7	158.5		3.8
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum				2.00%		2.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum				3.00%		3.00%
Notes receivable settled with affiliate				15.0		82.0
Due to Affiliate, Noncurrent						0	129.4
Accounts payable settled with affiliate			62.4
Non cash settlements with affiliate				$ 12.0